Derivative Financial Instruments	12 Months Ended
Feb. 24, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
Interest Rate Risk Management

The Company is exposed to market risk from fluctuations in interest rates. The Company manages its exposure to interest rate fluctuations through the use of interest rate swaps (the "cash flow hedges"). The Company's risk management objective and strategy with respect to interest rate swaps is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the London Inter-Bank Offering Rate ("LIBOR"), the designated benchmark interest rate being hedged (the "hedged risk"), on an amount of the Company's debt principal equal to the then-outstanding swap notional amount.
Cash Flow Interest Rate Swaps

For derivative instruments that are designated and qualify as cash flow hedges of forecasted interest payments, the Company reports the effective portion of the gain or loss as a component of Other comprehensive income (loss) until the interest payments being hedged are recorded as Interest expense, net, at which time the amounts in Other comprehensive income (loss) are reclassified as an adjustment to Interest expense, net. Gains or losses on any ineffective portion of derivative instruments in cash flow hedging relationships are recorded in the period in which they occur as a component of Other expense (income) in the Consolidated Statement of Operations and Comprehensive Income (Loss). The Company has entered into several swaps with maturity dates in 2019 and 2021 to hedge against variability in cash flows relating to interest payments on a portion of the Company's outstanding variable rate term debt. The aggregate notional amount of all swaps as of February 24, 2018 and February 25, 2017, were $3,110.0 million and $3,968.6 million, of which $3,052.0 million and $3,910.6 million are designated as Cash Flow Hedges, respectively, as defined by GAAP. The undesignated portion of the Company's interest rate swaps is attributable to principal payments expected to be made through the loan's maturity.

During fiscal 2014, in connection with the financing related to the Safeway acquisition, the Company entered into a deal-contingent interest rate swap ("Deal-Contingent Swap") used to hedge against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on anticipated variable rate debt issuances in connection with the Safeway acquisition. In accordance with the swap agreement, the Company receives a floating rate of interest and pays a fixed rate of interest for the life of the contract. The aggregate notional amount of the Deal Contingent Swap as of February 24, 2018 and February 25, 2017 was $1,667.0 million and $2,300.6 million, respectively. At the close of the Safeway acquisition, the Company designated it as a cash flow hedge. The fair value of the swap liability on the designation date was $96.1 million with changes in fair value recorded through earnings for the period prior to the designation date.

As of February 24, 2018 and February 25, 2017, the fair value of the Company's interest rate swap liability was $13.0 million and $99.2 million, respectively, and was recorded in Other current liabilities.

Contemporaneously with the refinancing of the Albertsons Term Loans on December 23, 2016 (as described in Note 8 - Long-term debt), the Company amended each of its existing interest rate swaps to reduce the floor on LIBOR from 100 basis points to 75 basis points. As a result, the Company dedesignated its original cash flow hedges and redesignated the amended swaps prospectively. Losses of $23.9 million, net of tax, deferred into Other comprehensive income (loss) as of the dedesignation date, which are associated with the original cash flow hedges, will be amortized to interest expense over the remaining life of the hedges.

Activity related to the Company's derivative instruments designated as cash flow hedges consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives designated as hedging instruments	Fiscal 2017	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Designated interest rate swaps	$47.0	$39.4	$(49.9)	Other comprehensive income (loss), net of tax

Activity related to the Company's derivative instruments not designated as hedging instruments consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives not designated as hedging instruments	Fiscal 2017	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Undesignated and ineffective portion of interest rate swaps	$0.6	$0.8	$(2.9)	Other expense (income)